Interests in associates - Summarized statement of comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interests in associates
Revenue	€ 19,335,909	€ 19,453,617	€ 19,398,017
Profit for the period	740,870	732,458	894,325
Other comprehensive income	715,902	(630,011)	1,049,002
Total comprehensive income	1,456,772	102,447	€ 1,943,327
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Revenue	741,183	734,678
Profit from continuing operations	290,766	235,186
Profit for the period	290,766	235,186
Other comprehensive income	(116,914)	(26,489)
Total comprehensive income	173,852	208,697
Dividends received	€ 92,386	€ 213,521